CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
NET LOSS	$ (286,760)	$ (339,170)	$ (239,929)
OTHER COMPREHENSIVE INCOME:
Unrealized gains on marketable securities	23	20	25
COMPREHENSIVE LOSS	(286,737)	(339,150)	(239,904)
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS		1,847	1,362
COMPREHENSIVE LOSS ATTRIBUTABLE TO OPENDOOR TECHNOLOGIES INC.	$ (286,737)	$ (340,997)	$ (241,266)